Shareholders' equity - Schedule of stockholders equity (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in stockholders equity
Beginning balance (in shares)	708,340,434	663,801,845
Issuance of shares in connection with public offering (in shares)		18,975,000
Issuance of shares in connection with acquisitions (in shares)	7,392,857	18,954,889
Acquisition escrow shares returned and retired (in shares)	(980,098)	(745,915)
Minority buyouts (in shares)		722,577
Exercise and forfeiture of stock options and RSUs (Note 14)	2,585,129	6,495,288
Share-based compensation (in shares)	152,508	136,750
Ending balance (in shares)	717,490,830	708,340,434
Multiple voting shares | Common Stock [Member]
Changes in stockholders equity
Beginning balance (in shares)	93,970,705	93,970,705
Ending balance (in shares)	93,970,705	93,970,705
Subordinate Voting Shares [Member]
Changes in stockholders equity
Acquisition escrow shares returned and retired (in shares)	(980,098)	(745,915)
Minority buyouts (in shares)		722,577
Subordinate Voting Shares [Member] | Common Stock [Member]
Changes in stockholders equity
Beginning balance (in shares)	614,369,729	569,831,140
Issuance of shares in connection with public offering (in shares)		18,975,000
Issuance of shares in connection with acquisitions (in shares)	7,392,857	18,954,889
Acquisition escrow shares returned and retired (in shares)	(980,098)	(745,915)
Minority buyouts (in shares)		722,577
Exercise and forfeiture of stock options and RSUs (Note 14)	2,585,129	6,495,288
Share-based compensation (in shares)	152,508	136,750
Ending balance (in shares)	623,520,125	614,369,729